Nature of Business and Summary of Significant Accounting Policies (Tables) - Unique Logistics International [Member]	3 Months Ended
Aug. 31, 2023
Nature of Business and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Changes in Contract Asset and Contract Liability

Significant Changes in Contract Asset and Contract Liability Balances for the three months ended August 31, 2023:

	Contract Assets Increase (Decrease)	Contract Liabilities (Increase) Decrease
Reclassification of the beginning contract liabilities to revenue, as the result of performance obligation satisfied	$—	$—
Cash Received in advance and not recognized as revenue	—	—
Reclassification of the beginning contract assets to receivables, as the result of rights to consideration becoming unconditional	(1,515,883)	—
Contract assets recognized	1,247,215	—
Net Change	$(268,668)	$—

Schedule of Disaggregation of Revenue

The following table disaggregates gross revenue from our clients by significant geographic area for the three and six months ended August 31, 2023, and 2022, based on origin of shipment (imports) or destination of shipment (exports):

	For the Three Months Ended August 31, 2023	For the Three Months Ended August 31, 2022
China, Hong Kong & Taiwan	$18,636,757	$64,058,155
Southeast Asia	10,294,944	41,981,433
United States	14,361,646	10,399,422
India Sub-continent	6,715,013	18,796,708
Other	12,859,925	1,273,154
Total revenue	$62,868,284	$136,508,872

Schedule of Derivative Liabilities	During the three months ended August 31, 2023, the Company recorded a change in fair value of $21,788 in the condensed consolidated statements of operations.
	Level 1	Level 2	Level 3
Derivative liabilities as of June 1, 2023	$—	$—	$11,558,261
Addition	—	—	—
Change in fair value	—	—	21,788
Derivative liabilities as of August 31, 2023	$—	$—	$11,580,049

Schedule of Fair Value Assumption

The key inputs into the model were as follows:

	August 31, 2023	May 31, 2023
Risk-free interest rate	5.6%	5.5%
Probability of financing event or capital raise	90%	90%
Estimated value of common stock	$10.00 per share	$10.00 per share
Estimated time to financing event	0.38 years	0.42 years

Schedule of Anti-Dilutive Shares

The following table provides a reconciliation of the numerator and denominator used in computing basic and diluted net income (loss) attributable to common stockholders per common share.

	For the Three Months Ended
	August 31, 2023	August 31, 2022
Numerator:
Net income (loss)	$(2,311,128)	3,321,341
Effect of dilutive securities:	—	—
Diluted net income (loss)	$(2,311,128)	3,321,341)
Denominator:
Weighted average common shares outstanding – basic	799,141,770	744,224,695
Dilutive securities:*
Series A Preferred	—	1,233,209,295
Series B Preferred	—	5,373,342,576
Series C Preferred	—	1,206,351,359
Series D Preferred	—	1,130,954,399

Weighted average common shares outstanding and assumed conversion – diluted	799,141,770	9,688,082,324
Basic net income (loss) per common share	$(0.00)	$0.00
Diluted net income (loss) per common share	$(0.00)	$0.00

*        Due to a net loss for the three months ended August 31, 2023, only weighted average common shares are used in calculations. As August 31, 2023, the Company’s dilution of all outstanding securities would be as follows:

Schedule of Anti-Dilutive Shares	As August 31, 2023, the Company’s dilution of all outstanding securities would be as follows:
August 31, 2023
Weighted average common shares outstanding – basic	799,141,770
Series A Preferred	1,168,177,320
Series B Preferred	5,373,342,576
Series C Preferred	1,206,351,359
Series D Preferred	1,130,954,399
Weighted average common shares outstanding and assumed conversion – diluted	9,677,967,425